Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of detailed information about financial income (cost)
Financial income and expenses

	For the year ended December 31,
(In $ million)	2017	2016	2015
Interest income	3	5	3
Interest income on related party loans (refer to note 21)	17	17	19
Net gain in fair value of derivatives	29	134	—
Net foreign currency exchange gain	—	13	—
Financial income	49	169	22
Interest expense:
Securitization Facility	(13)	(9)	(8)
Credit Agreement	(146)	(119)	(110)
Reynolds Notes:
7.125% Senior Secured Notes due 2019	—	(26)	(57)
7.875% Senior Secured Notes due 2019	—	(27)	(64)
5.750% Senior Secured Notes due 2020	(186)	(186)	(186)
6.875% Senior Secured Notes due 2021	(44)	(65)	(69)
Floating Rate Senior Secured Notes due 2021	(35)	(16)	—
5.125% Senior Secured Notes due 2023	(82)	(41)	—
8.500% Senior Notes due 2018	—	(28)	(63)
9.000% Senior Notes due 2019	—	(28)	(73)
9.875% Senior Notes due 2019	—	(83)	(147)
8.250% Senior Notes due 2021	(4)	(75)	(82)
7.000% Senior Notes due 2024	(56)	(29)	—
2013 Notes:
5.625% Senior Notes due 2016	—	(30)	(36)
6.000% Senior Subordinated Notes due 2017	—	(18)	(35)
Pactiv Notes:
8.125% Debentures due 2017	(11)	(24)	(24)
6.400% Notes due 2018	(1)	(1)	(1)
7.950% Debentures due 2025	(22)	(22)	(22)
8.375% Debentures due 2027	(17)	(17)	(17)
Amortization of:
Transaction costs	(17)	(28)	(33)
Fair value adjustment of acquired notes	1	2	2
Embedded derivatives	7	8	9
Net loss in fair value of derivatives	—	—	(198)
Net foreign currency exchange loss	(44)	—	(32)
Loss on extinguishment of debt(a)(b)(c)	(67)	(168)	(305)
Other	(13)	(12)	(11)
Financial expenses	(750)	(1,042)	(1,562)
Net financial expenses	(701)	(873)	(1,540)

(a)
The 2017 loss on extinguishment of debt included $56 million related to the write-off of unamortized transaction costs and embedded derivatives arising from the repurchase of the 8.250% Senior Notes, the Credit Agreement refinancing and the 2017 Securitization Facility refinancing as well as $11 million of redemption premiums related to the repurchase of the 8.250% Senior Notes and 5.750% Senior Secured Notes due 2020.

(b)
The 2016 loss on extinguishment of debt included $125 million of redemption premiums and tender fees related to the repurchase of certain senior secured notes and senior notes using the proceeds from the issuance of the 5.125% Senior Secured Notes due 2023, the Floating Rate Senior Secured Notes due 2021 and the 7.000% Senior Notes due 2024, available cash and additional borrowings under the previous Securitization Facility. Also included is $43 million related to the write-off of unamortized transaction costs and embedded derivatives arising from the repurchase of these notes.

(c)
The 2015 loss on extinguishment of debt included $296 million related to the write-off of unamortized transaction costs, embedded derivatives, repayment premiums and transaction costs arising from the repayment of certain amounts of senior secured notes and senior notes using the proceeds from the sale of SIG as well as the credit agreement amendment. Also included is the fair value adjustment on the 7.125% Senior Secured Notes due 2019 which included an $8 million redemption premium and $1 million of accelerated amortization of transaction costs.